Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 1,182